Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Mar. 06, 2012	Jun. 30, 2011 USD ($)	Jun. 30, 2011 AUD
Document and Entity Information [Abstract]
Entity Registrant Name	UNIVERSAL BIOSENSORS INC
Entity Central Index Key	0001279695
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 91,993,437	85,662,946
Entity Common Stock, Shares Outstanding		159,146,213

Consolidated Condensed Balance Sheets (Unaudited) (AUD)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	15,089,209	23,271,766
Inventories, net	3,619,400	3,191,093
Accounts receivable	4,889,783	3,588,798
Prepayments	92,048	303,181
Financial instruments	83,339	0
Other current assets	827,508	46,196
Total current assets	24,601,287	30,401,034
Non-current assets:
Property, plant and equipment	33,151,027	32,713,280
Less accumulated depreciation	(12,855,847)	(9,586,365)
Property, plant and equipment - net	20,295,180	23,126,915
Other non-current assets	320,000	310,000
Total non-current assets	20,615,180	23,436,915
Total assets	45,216,467	53,837,949
Current liabilities:
Accounts payable	620,682	1,764,364
Accrued expenses	2,061,528	2,099,477
Deferred revenue	3,509,721	0
Employee entitlements provision	824,833	596,294
Total current liabilities	7,016,764	4,460,135
Non-current liabilities:
Asset retirement obligations	2,166,691	1,998,060
Employee entitlements provision	181,367	160,675
Deferred revenue	829,039	0
Total non-current liabilities	3,177,097	2,158,735
Total liabilities	10,193,861	6,618,870
Commitments and contingencies (Note 3)
Stockholders' equity:
Preferred stock, $0.01 par value. Authorized 1,000,000 shares; issued and outstanding nil in 2011 (2010: nil)
Common stock, $0.0001 par value. Authorized 300,000,000 shares; issued and outstanding 159,139,965 shares in 2011 (2010: 158,871,495)	15,914	15,887
Additional paid-in capital	79,446,995	77,034,717
Accumulated deficit	(29,533,213)	(22,922,688)
Current year loss	(14,692,117)	(6,610,525)
Accumulated other comprehensive income	(214,973)	(298,312)
Total stockholders' equity	35,022,606	47,219,079
Total liabilities and stockholders' equity	45,216,467	53,837,949

Consolidated Condensed Balance Sheets (Parenthetical) (AUD)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Balance Sheets [Abstract]
Preferred stock, par value	0.01	0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	0.0001	0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares, issued	159,139,965	158,871,495
Common stock, shares, outstanding	159,139,965	158,871,495

Consolidated Statements of Operations (AUD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Revenue from products	12,063,582	11,760,009	132,733
Revenue from services	2,632,870	6,420,027	2,850,071
Research and development income			1,337,125
Milestone payment			17,722,641
Total revenue	14,696,452	18,180,036	22,042,570
Operating costs & expenses
Cost of goods sold	12,310,302	10,801,062	458,162
Cost of services	708,149	1,481,674	169,241
Research and development	9,812,396	6,482,150	14,898,072
General and administrative	7,271,488	7,185,550	5,635,569
Total operating costs & expenses	30,102,335	25,950,436	21,161,044
Profit/(loss) from operations	(15,405,883)	(7,770,400)	881,526
Other income/(expense)
Interest income	683,323	1,192,889	809,459
Interest expense			(9,636)
Other	30,443	(33,014)	(250,886)
Total other income/(expense)	713,766	1,159,875	548,937
Net profit/(loss) before tax	(14,692,117)	(6,610,525)	1,430,463
Income tax benefit/(expense)	0
Net profit/(loss)	(14,692,117)	(6,610,525)	1,430,463
Basic net profit/(loss) per share	(0.09)	(0.04)	0.01
Average weighted number of shares - basic	159,017,777	157,584,044	157,013,578
Diluted net profit/(loss) per share	(0.09)	(0.04)	0.01
Average weighted number of shares - diluted	159,017,777	157,584,044	161,354,802

Consolidated Statement of Changes in Stockholders' Equity and Comprehensive Income (AUD)	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Other Comprehensive Income
Beginning Balance at Dec. 31, 2008	48,703,230	15,698	73,338,995	(24,353,151)	(298,312)
Beginning Balance, shares at Dec. 31, 2008		156,976,936
Comprehensive income
Unrealized gain (loss) on derivatives and hedges	(47,412)				(47,412)
Net profit/(loss)	1,430,463			1,430,463
Total Comprehensive income	1,383,051
Exercise of stock options issued to employees, shares		138,327
Exercise of stock options issued to employees	78,998	14	78,984
Shares issued to employees, shares		40,670
Shares issued to employees	69,952	4	69,948
Stock option expense	1,078,771		1,078,771
Ending Balance at Dec. 31, 2009	51,314,002	15,716	74,566,698	(22,922,688)	(345,724)
Ending Balance, shares at Dec. 31, 2009		157,155,933
Comprehensive income
Unrealized gain (loss) on derivatives and hedges	47,412				47,412
Net profit/(loss)	(6,610,525)			(6,610,525)
Total Comprehensive income	(6,563,113)
Exercise of stock options issued to employees, shares		1,667,581
Exercise of stock options issued to employees	715,296	167	715,129
Shares issued to employees, shares		47,981
Shares issued to employees	75,891	4	75,887
Stock option expense	1,677,003		1,677,003
Ending Balance at Dec. 31, 2010	47,219,079	15,887	77,034,717	(29,533,213)	(298,312)
Ending Balance, shares at Dec. 31, 2010		158,871,495
Comprehensive income
Unrealized gain (loss) on derivatives and hedges	83,339				83,339
Net profit/(loss)	(14,692,117)			(14,692,117)
Total Comprehensive income	(14,608,778)
Exercise of stock options issued to employees, shares		181,999
Exercise of stock options issued to employees	79,504	18	79,486
Shares issued to employees, shares		86,471
Shares issued to employees	76,959	9	76,950
Stock option expense	2,255,842		2,255,842
Ending Balance at Dec. 31, 2011	35,022,606	15,914	79,446,995	(44,225,330)	(214,973)
Ending Balance, shares at Dec. 31, 2011		159,139,965

Consolidated Statements of Cash Flows (AUD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities provided by/(used in):
Net profit/(loss)	(14,692,117)	(6,610,525)	1,430,463
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	3,298,541	2,990,858	2,851,285
Share based payments expense	2,255,842	1,677,003	1,078,771
Loss on fixed assets disposal	17,715	2,618	60,658
Change in assets and liabilities:
Inventory	(428,307)	(2,885,969)	(305,124)
Accounts receivables	(1,300,985)	(3,733,332)	(114,713)
Prepaid expenses and other current assets	(725,797)	(6,079)	141,331
Deferred revenue	4,492,426	118,305	290,904
Employee entitlements	249,231	73,493	50,192
Accounts payable and accrued expenses	(325,667)	1,959,380	383,389
Net cash provided by/(used in) operating activities	(7,159,118)	(6,414,248)	5,867,156
Cash flows from investing activities:
Instalment payments to acquire plant and equipment		(988,334)	(2,145,808)
Purchases of property, plant and equipment	(1,102,943)	(1,331,959)	(844,199)
Net cash used in investing activities	(1,102,943)	(2,320,293)	(2,990,007)
Cash flows from financing activities:
Proceeds from borrowings			479,673
Repayment of borrowings			(479,673)
Proceeds from stock options exercised	79,504	715,296	78,998
Net cash provided by financing activities	79,504	715,296	78,998
Net increase/(decrease) in cash and cash equivalents	(8,182,557)	(8,019,245)	2,956,147
Cash and cash equivalent at beginning of period	23,271,766	31,291,011	28,334,864
Cash and cash equivalents at end of period	15,089,209	23,271,766	31,291,011

Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation [Abstract]
Basis of Presentation
(1) Basis	of Presentation

These consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All amounts are expressed in Australian dollars (“AUD” or “A$”) unless otherwise stated.

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. We rely largely on our existing cash and cash equivalents balance and operating cash flow to provide for the working capital needs of our operations. We believe we have sufficient cash and cash equivalents to fund our operations for at least the next twelve months. However, in the event, our financing needs for the foreseeable future are not able to be met by our existing cash and cash equivalents balance and operating cash flow, we would seek to raise funds through public or private equity offerings, debt financings, and through other means to meet the financing requirements. There is no assurance that funding would be available at acceptable terms, if at all.

During 2010, the Group (consisting of Universal Biosensors, Inc. and its wholly owned subsidiary, Universal Biosensors Pty Ltd) ceased to be a development stage enterprise as it has established its commercial scale manufacturing and is generating revenue from its manufacturing operations.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2) Summary	of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary UBS. All intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment, deferred income taxes, asset retirement obligations and obligations related to employee benefits. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.

Cash & Cash Equivalents

The Company considers all highly liquid investments purchased with an initial maturity of three months or less to be cash equivalents. For cash and cash equivalents, the carrying amount approximates fair value due to the short maturity of those instruments.

Short-Term Investments (Held-to-maturity)

Short-term investments constitute all highly liquid investments with term to maturity from three months to twelve months. The carrying amount of short-term investments is equivalent to its fair value.

Concentration of Credit Risk and Other Risks and Uncertainties

Cash and cash equivalents and accounts receivables consists of financial instruments that potentially subject the Company to concentration of credit risk to the extent of the amount recorded on the balance sheet. The Company’s cash and cash equivalents are invested with two of Australia’s four largest banks. The Company is exposed to credit risk in the event of default by the banks holding the cash or cash equivalents to the extent of the amount recorded on the balance sheets. The Company has not experienced any losses on its deposits of cash and cash equivalents. The Company has not identified any collectability issues with respect to receivables.

Derivative Instruments and Hedging Activities

Derivative financial instruments

The Company uses derivative financial instruments to hedge its exposure to foreign exchange arising from operating, investing and financing activities. The Company does not hold or issue derivative financial instruments for trading purposes. However, derivatives that do not qualify for hedge accounting are accounted for as trading instruments.

Derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on remeasurement to fair value is recognized immediately in the income statement. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the item being hedged.

Cash flow hedges

Exposure to foreign exchange risks arises in the normal course of the Company’s business and it is the Company’s policy to use forward exchange contracts to hedge anticipated sales and purchases in foreign currencies. The amount of forward cover taken is in accordance with approved policy and internal forecasts.

Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognized asset or liability, or a highly probable forecast transaction, the effective part of any unrealised gain or loss on the derivative financial instrument is recognized directly in equity. When the forecast transaction subsequently results in the recognition of a non-financial asset or non-financial liability, the associated cumulative gain or loss is removed from equity and included in the initial cost or other carrying amount of the non-financial asset or liability.

For cash flow hedges, other than those covered by the preceding statement, the associated cumulative gain or loss is removed from equity and recognized in the consolidated statements of operations in the same period or periods during which the hedged forecast transaction affects the consolidated statements of operations and on the same line item as that hedged forecast transaction. The ineffective part of any gain or loss is recognized immediately in the consolidated statements of operations.

When a hedging instrument expires or is sold, terminated or exercised, or the Company revokes designation of the hedge relationship but the hedged forecast transaction is still probable to occur, the cumulative gain or loss at that point remains in equity and is recognized in accordance with the above policy when the transaction occurs. If the hedged transaction is no longer expected to take place, then the cumulative unrealized gain or loss recognized in equity is recognized immediately in the consolidated statements of operations.

Inventory

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and estimated costs necessary to dispose. Inventories are principally determined under the average cost method which approximates cost. Cost comprises direct materials, direct labour and an appropriate portion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Cost also includes the transfer from equity of any gains/losses on qualifying cash flow hedges relating to purchases of raw material. Costs of purchased inventory are determined after deducting rebates and discounts.

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Raw materials	3,254,675	2,798,045	289,069
Work in progress	102,239	188,629	16,055
Finished goods	262,486	204,419	—

	3,619,400	3,191,093	305,124

Receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the best estimate of the amount of probable credit losses in the existing accounts receivable. The allowance is determined based on a review of individual accounts for collectibility, generally focusing on those accounts that are past due. The current year expense to adjust the allowance for doubtful accounts, if any, is recorded within general and administrative expenses in the consolidated statements of operations. Account balances are charged against the allowance when it is probable the receivable will not be recovered.

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Accounts receivable	4,889,783	3,588,798	415,397
Allowance for doubtful debts	—	—	—

	4,889,783	3,588,798	415,397

Property, Plant, and Equipment

Property, plant, and equipment are recorded at acquisition cost, less accumulated depreciation.

Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful life of machinery and equipment is 3 to 10 years. Leasehold improvements are amortized on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Maintenance and repairs are charged to operations as incurred and include normal services and does not include items of a capital nature.

The Company receives Victorian government grant monies under grant agreements to support our development activities, including in connection with the purchase of plant and equipment. Plant and equipment is presented net of the government grant. The grant monies are recognized against the acquisition costs of the related plant and equipment as and when the related assets are purchased.

Research and Development

Research and development expenses consist of costs incurred to further the Group’s research and development activities and include salaries and related employee benefits, costs associated with clinical trial and preclinical development, regulatory activities, research-related overhead expenses, costs associated with the manufacture of clinical trial material, costs associated with developing a commercial manufacturing process, costs for consultants and related contract research, facility costs and depreciation. Research and development costs are expensed as incurred.

Research and development expenses for years ended December 31, 2011, 2010 and 2009 are as follows:

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Research and development expenses	9,812,396	6,482,150	14,898,072

Income Taxes

The Company applies ASC 740 — Income Taxes which establishes financial accounting and reporting standards for the effects of income taxes that result from a company’s activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Where it is more likely than not that some portion or all of the deferred tax assets will not be realized the deferred tax assets are reduced by a valuation allowance. The valuation allowance is sufficient to reduce the deferred tax assets to the amount that is more likely than not to be realized. A reconciliation of the valuation and qualifying accounts is attached as Schedule ii.

We are subject to income taxes in the United States and Australia. U.S. federal income tax returns up to the 2010 financial year have been filed. Internationally, consolidated income tax returns up to the 2010 financial year have been filed.

Asset Retirement Obligations

Asset retirement obligations (“ARO”) are legal obligations associated with the retirement and removal of long-lived assets. ASC 410 – Asset Retirement and Environmental Obligations requires entities to record the fair value of a liability for an asset retirement obligation when it is incurred. When the liability is initially recorded, the Company capitalizes the cost by increasing the carrying amounts of the related property, plant and equipment. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the asset. The Company derecognizes ARO liabilities when the related obligations are settled.

The ARO is in relation to our premises where in accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

Our overall ARO changed as follows:

	Years Ended December 31,
	2011	2010
	A$	A$
Opening balance at January 1	1,998,060	1,842,547
Accretion expense	168,631	155,513

Ending balance at December 31	2,166,691	1,998,060

Fair Value of Financial Instruments

The carrying value of all current assets and current liabilities approximates fair value because of their short-term nature. The estimated fair value of all other amounts has been determined, depending on the nature and complexity of the assets or the liability, by using one or all of the following approaches:

•	Market approach — based on market prices and other information from market transactions involving identical or comparable assets or liabilities.

•	Cost approach — based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.

•	Income approach — based on the present value of a future stream of net cash flows

These fair value methodologies depend on the following types of inputs:

•	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs)

•

Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable (Level 2 inputs)

•	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs)

Impairment of Long-Lived Assets

The Company reviews its capital assets, including patents and licenses, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. In performing the review, the Company estimates undiscounted cash flows from products under development that are covered by these patents and licenses. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset. If the evaluation indicates that the carrying value of an asset is not recoverable from its undiscounted cash flows, an impairment loss is measured by comparing the carrying value of the asset to its fair value, based on discounted cash flows.

Australian Goods and Services Tax (GST)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense. Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the balance sheet.

Revenue Recognition

We recognize revenue from all sources based on the provisions of the U.S. SEC’s Staff Accounting Bulletin No. 104 and ASC 605 Revenue Recognition.

The Company’s revenue represents revenue from sales of products, provision of services and collaborative research and development agreements.

We recognize revenue from sales of products at the time title of goods passes to the buyer and the buyer assumes the risks and rewards of ownership, assuming all other revenue recognition criteria have been met. Generally, this is at the time products are shipped to the customer.

Revenue from services are recognized when a persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. Revenue recognition principles are assessed for each new contractual arrangement and the appropriate accounting is determined for each service.

Where our agreements contain multiple elements, or deliverables, such as the manufacture and sale of products, provision of services or research and development activities, they are assessed to determine whether separate delivery of the individual elements of such arrangements comprises more than one unit of accounting. Where an arrangement can be divided into separate units of accounting (each unit constituting a separate earnings process), the arrangement consideration is allocated amongst those varying units based on the relative selling price of the separate units of accounting and the applicable revenue recognition criteria applied to the separate units. Selling prices are determined using fair value, either vendor specific objective evidence or third party evidence of the selling price, when available, or the Company’s best estimate of selling price when fair value is not available for a given unit of accounting.

Under ASC 605-25, which the Company adopted on January 1, 2009, the delivered item(s) are separate units of accounting, provided (i) the delivered item(s) have value to a customer on a stand-alone basis, and (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item(s) is considered probable and substantially in our control. Where the arrangement cannot be divided into separate units, the individual deliverables are combined as a single unit of accounting and the total arrangement consideration is recognized across other deliverables in the arrangement or over the estimated collaboration period. Payments under these arrangements typically include one or more of the following: non-refundable, upfront payments; funding of research and/or development efforts; and milestone payments.

We typically generate milestone payments from our customers pursuant to the various agreements we have with them. Non-refundable milestone payments which represent the achievement of a significant technical/regulatory hurdle in the research and development process, pursuant to collaborative agreements, and are deemed to be substantive, are recognized as revenue upon the achievement of the specified milestone If the non-refundable milestone payment is not substantive or stand-alone value, the non-refundable milestone payment is deferred and recognized as revenue either over the estimated performance period stipulated in the agreement or across other deliverables in the arrangement.

Management has concluded that the core operations of the Company are expected to be the research and development activities, commercial manufacture of approved medical or testing devices and the provision of services. The Company’s ultimate goal is to utilize the underlying technology and skill base for the development of a marketable product that the Company will manufacture. The Company considers revenue from the sales of products, revenue from services and the income received from milestone payments indicative of its core operating activities or revenue producing goals of the Company, and as such have accounted for this income as “revenues”.

Product and Service Agreements

In October 2007, the Company and LifeScan entered into a Master Services and Supply Agreement, under which the Company would provide certain services to LifeScan in the field of blood glucose monitoring and act as a non-exclusive manufacturer of blood glucose test strips. The Master Services and Supply Agreement was subsequently amended and restated in May 2009. The Company has concluded the Master Services and Supply Agreement should be accounted for as three separate units of accounting: 1) research and development to assist LifeScan in receiving regulatory clearance to sell the blood glucose product (milestone payment), 2) contract manufacturing of the blood glucose test strips (contract manufacturing) and 3) ongoing services and efforts to enhance the product (product enhancement).

All consideration within the Master Services and Supply agreement is contingent. The Company concluded the undelivered items were not priced at a significant incremental discount to the delivered items and revenue for each deliverable will be recognized as each contingency is met and the consideration becomes fixed and determinable. The milestone payment was considered to be a substantive payment and the entire amount has been recognized as revenue when the regulatory approval was received. Revenues for contract manufacturing and ongoing efforts to enhance the product are recognised as revenue from products or revenue from services, respectively, when the four basic criteria for revenue recognition are met.

In October 2011, the Company entered into a Statement of Work agreement with LifeScan to provide services for a feasibility study for an innovative blood glucose product. The services relating to this agreement are expected to take 12 months to complete which commenced in September 2011.

Research and Development Agreement

On September 9, 2011 the Company entered into a new collaboration agreement with Siemens to develop coagulation related products for hospital point-of-care and ambulatory care coagulation markets. In addition to an up-front, non-refundable payment of US$3 million; the Company may receive up to six payments from Siemens upon the achievement of certain defined milestones relating to feasibility, regulatory submissions and the launch of the products to be developed. The Company has concluded that the up-front payment is not a separate unit of accounting and recorded the amount as deferred revenue to be recognized as revenue across other deliverables in the arrangement with Siemens based upon the Company’s best estimate of selling price. The deliverables related to each milestone are considered substantive and are not priced at a significant incremental discount to the other deliverables. As the achievement of the milestones is contingent upon a future event, the revenue for each deliverable will be recognized as the contingencies are met and the consideration becomes fixed and determinable.

Interest income

Interest income is recognized as it accrues, taking into account the effective yield on the cash and cash equivalents.

Foreign Currency

Functional and reporting currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of the Company and UBS is AUD or A$ for all years presented.

The consolidated financial statements are presented using a reporting currency of Australian dollars.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of operations.

The Company has recorded foreign currency transaction losses of A$4,442, A$512,474 and A$250,886 in each of the years ended December 31, 2011, 2010 and 2009, respectively.

The results and financial position of all the Group entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

•	assets and liabilities for each balance sheet item reported are translated at the closing rate at the date of that balance sheet;

•

income and expenses for each income statement are translated at average exchange rates (unless this is not a reasonable approximation of the effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

•	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are taken to the Accumulated Other Comprehensive Income.

Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. These were nil as at December 31, 2011 (2010: nil).

Patent and License Costs

Legal fees incurred for patent application costs have been charged to expense and reported in research and development expense. Legal fees incurred for patents relating to commercialized products are capitalized and amortized over the life of the patents.

Clinical Trial Expenses

Clinical trial costs are a component of research and development expenses. These expenses include fees paid to participating hospitals and other service providers, which conduct certain testing activities on behalf of the Company. Depending on the timing of payments to the service providers and the level of service provided, the Company records prepaid or accrued expenses relating to these costs.

These prepaid or accrued expenses are based on estimates of the work performed under service agreements.

Leased Assets

All of the Company’s leases for the years ended December 31, 2011, 2010 and 2009 are considered operating leases. The costs of operating leases are charged to the statement of operations on a straight-line basis over the lease term.

Stock-based Compensation

We measure stock-based compensation at grant date, based on the estimated fair value of the award, and recognize the cost as an expense on a straight-line basis over the vesting period of the award. We estimate the fair value of stock options using the Trinomial Lattice model. We also grant our employees Restricted Stock Units (“RSUs”) and Zero Priced Employee Options (“ZEPOs”). RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests. ZEPOs are stock options granted to employees that entitle the holder to shares of common stock as the award vests. The value of RSUs and ZEPOs are determined and fixed on the grant date based on the Company’s stock price. See note 5 for further details.

We record deferred tax assets for awards that will result in deductions on our income tax returns, based on the amount of compensation cost recognized and our statutory tax rate in the jurisdiction in which we will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported in our income tax return are recorded in expense or in capital in excess of par value if the tax deduction exceeds the deferred tax assets or to the extent that previously recognized credits to paid-in-capital are still available if the tax deduction is less than the deferred tax asset.

Employee Benefit Costs

The Company contributes to standard defined contribution superannuation funds on behalf of all employees at nine percent of each such employee’s salary. Superannuation is a compulsory savings program whereby employers are required to pay a portion of an employee’s remuneration to an approved superannuation fund that the employee is typically not able to access until they are retired. The Company permits employees to choose an approved and registered superannuation fund into which the contributions are paid. Contributions are charged to the statement of operations as they become payable.

Net Profit/(Loss) per Share and Anti-dilutive Securities

Basic and diluted net profit/(loss) per share is presented in conformity with ASC 260 – Earnings per Share. Basic and diluted net profit/(loss) per share has been computed using the weighted-average number of common shares outstanding during the period. Other than in a profit making year, the potentially dilutive options issued under the Universal Biosensors Employee Option Plan were not considered in the computation of diluted net profit/(loss) per share because they would be anti-dilutive given the Company’s loss making position.

Total Comprehensive Income

The Company follows ASC 220 – Comprehensive Income. Comprehensive income is defined as the total change in shareholders’ equity during the period other than from transactions with shareholders, and for the Company, includes net income and cumulative translation adjustments.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11 which amended the disclosure requirements regarding offsetting assets and liabilities of derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The enhanced disclosures will require entities to provide both net and gross information for these assets and liabilities. The amendment is effective for fiscal years beginning on or after January 1, 2013. The Company does not anticipate that this amendment will have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The new guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. This guidance will result in a change in the way we present Other Comprehensive Income and its components, but will not have an impact on our financial position, results of operations or cash flows.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS). This ASU is intended to result in convergence between U.S. GAAP and IFRS requirements for measurement of and disclosures about fair value. The guidance amends current fair value measurement and disclosure guidance to include increased transparency around valuation inputs and investment categorization. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. We do not believe the adoption of the new guidance will have a significant impact on the company’s consolidated financial statements.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(3) Commitments	and Contingent Liabilities

Operating Leases

UBS entered into a lease with respect to premises at 1 Corporate Avenue, Rowville Victoria which commenced on November 1, 2006 for an initial period of seven years and five months, with two options to renew the lease for successive five-year periods. The Company’s primary bank has issued a bank guarantee of A$250,000 in relation to a rental bond to secure the payments under the lease. This bank guarantee is secured by a security deposit held at the bank and has been recorded as “Other Assets” in Consolidated Balance Sheets.

In accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

The Company has also entered into a lease with respect to certain office equipment. The lease is for a period of 60 months which commenced in December 2007.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2011 are:

A$
2012	556,082
2013	567,932
2014	146,312
2015 and thereafter	—

Total minimum lease payments	1,270,326

Rent expense was A$576,301, A$556,584 and A$533,749 for the fiscal years ended December 31, 2011, 2010 and 2009, respectively.

Government research grants

On October 28, 2006, Universal Biosensors Pty Ltd was awarded a grant by the State of Victoria to support the establishment of a medical diagnostic manufacturing facility in Victoria, Australia for the manufacture of new technologies for disease monitoring and to increase support of local and export markets. These payments are subject to the achievement of milestones which include capital expenditure by Universal Biosensors Pty Ltd of predetermined minimum amounts. The State of Victoria may require Universal Biosensors Pty Ltd to refund any amounts paid under the grant together with interest should Universal Biosensors Pty Ltd commit a breach of its obligations under the grant agreement. The State of Victoria may also withhold, suspend, cancel or terminate any payment or payments upon a failure to comply with obligations or if Universal Biosensors Pty Ltd chooses not to proceed with these initiatives or it becomes insolvent. The total amount received under the Victorian State Government Grant during 2011 was A$55,346 (2010: A$39,875, 2009: A$130,000). This grant has been recognized against the acquisition cost of the related plant and equipment.

On October 1, 2010, Universal Biosensors Pty Ltd was awarded a grant of A$250,000 by the State of Victoria to assist in the upgrade of the current manufacturing facility to ultimately support the production of strips for a new point of care test. These payments are subject to the achievement of milestones which include capital expenditure by Universal Biosensors Pty Ltd of predetermined minimum amounts. The State of Victoria may require Universal Biosensors Pty Ltd to refund any amounts paid under the grant together with interest should Universal Biosensors Pty Ltd fail to complete the upgrade within a stipulated timeframe or fails to fulfill its commitments towards the upgrade. The State of Victoria may also withhold, suspend, cancel or terminate any payment or payments upon a failure to comply with obligations or if Universal Biosensors Pty Ltd chooses not to proceed with these initiatives or it becomes insolvent. The total amount received under the Victorian State Government Grant during 2011 was A$175,000 (2010: Nil). This grant has been recognized against the acquisition cost of the related plant and equipment.

Guarantees

There are cross guarantees given by Universal Biosensors, Inc. and Universal Biosensors Pty Ltd as described in note 15. No deficiencies of assets exist in any of these companies. No liability was recognized by the parent entity or the consolidated entity in relation to this guarantee, as the fair value of the guarantees is immaterial.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(4) Income	Taxes

The Company is subject to income tax in Australia and is required to pay taxes on its Australian profits. As provided under the Australian income tax laws, the Company and its wholly owned resident subsidiary have formed a tax-consolidated group. Universal Biosensors, Inc. is required to lodge U.S. federal income tax returns. It currently is in a tax loss situation.

A reconciliation of the (benefit)/provision for income taxes with the amount computed by applying the Australian statutory company tax rate of 30% to the profit/(loss) before income taxes is as follows:

	Years ended December 31,
	2011		2010		2009
	A$	%	A$	%	A$	%
Profit/(loss) before income taxes	(14,692,117)		(6,610,525)		1,430,463
Computed by applying income tax rate of home jurisdiction	(4,407,635)	30	(1,983,157)	30	429,139	30
Research & development incentive	(635,470)	4	(421,341)	6	(3,524,333)	(246)
Disallowed expenses/(income):
Share based payment	676,753	(4)	503,100	(7)	323,631	22
Other	8,849	—	4,730	—	(226,924)	(16)
Change in valuation allowance	4,357,503	(30)	1,896,668	(29)	2,998,487	210

Income tax expense/(benefit)	—	—	—	—	—	—

Significant components of the Company’s deferred tax assets are shown below:

	As of December 31,
	2011 A$	2010 A$
Deferred tax assets:
Operating loss carry forwards	16,794,322	12,923,654
Unamortized capital raising cost	1,000	104,850
Depreciation and amortization	(378,385)	(663,990)
Asset retirement obligations	650,007	599,418
Employee entitlements	301,860	227,090
Other	987,644	807,923

Total deferred tax assets	18,356,448	13,998,945
Valuation allowance for deferred tax assets	(18,356,448)	(13,998,945)

Net deferred tax asset	—	—

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

At December 31, 2011 the Company has A$55,981,074 (A$43,078,848 at December 31, 2010) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances.

Employee Incentive Schemes	12 Months Ended
Dec. 31, 2011
Employee Incentive Schemes [Abstract]
Employee Incentive Schemes
(5) Employee	Incentive Schemes

(a)  Stock Option Plan

In 2004, the Company adopted an employee option plan (“Plan”). Options may be granted pursuant to the Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long term casual basis). Each option gives the holder the right to subscribe for one share of common stock. The total number of options that may be issued under the Plan is such maximum amount permitted by law and the Listing Rules of the Australian Securities Exchange (“ASX”). The exercise price and any exercise conditions are determined by the board at the time of grant of the options. Any exercise conditions must be satisfied before the options vest and become capable of exercise. The options lapse on such date determined by the board at the time of grant or earlier in accordance with the Plan. Options granted to date have had a term up to 10 years and generally vest in equal tranches over three years.

An option holder is not permitted to participate in a bonus issue or new issue of securities in respect of an option held prior to the issue of shares to the option holder pursuant to the exercise of an option. If Universal Biosensors changes the number of issued shares through or as a result of any consolidation, subdivision, or similar reconstruction of the issued capital of the Company, the total number of options and the exercise price of the options (as applicable) will likewise be adjusted. Options granted in 2009, 2010 and 2011 were 4,164,200, 914,500 and 3,555,500 respectively.

In accordance with ASC 718, the fair value of the option grants was estimated on the date of each grant using the Trinomial Lattice model. The assumptions for these grants were:

	Grant Date
	Nov-11	Nov-11	Sep-11	Mar-11	Feb-11	Nov-10	Nov-10	Feb-10	Nov-09	Jun-09	Jun-09	May-09	Feb-09
Exercise Price (A$)	Nil	0.89	1.00	1.37	1.38	Nil	1.58	1.6	1.72	Nil	0.94	Nil	0.5
Share Price at Grant Date (A$)	0.89	0.89	1.00	1.37	1.38	1.58	1.58	1.6	1.73	0.95	0.95	1.18	0.43
Volatility	68%	68%	69%	70%	71%	72%	72%	77%	78%	80%	80%	81%	77%
Expected Life (years)	7	7	7	7	7	7	7	7	10	10	10	10	10
Risk Free Interest Rate	3.72%	3.72%	3.89%	5.36%	5.45%	5.27%	5.27%	5.34%	5.63%	5.49%	5.49%	4.87%	4.26%
Fair Value of Option (A$)	0.89	0.52	0.59	0.83	0.83	1.58	0.96	0.99	1.13	0.95	0.62	1.04	0.28

Each of the inputs to the Trinomial Lattice model is discussed below.

Share price at valuation date

The value of the options granted in 2010 and 2011 has been determined using the closing price of our common stock trading in the form of CDIs on ASX at the time of grant of the options. The value of the options granted in 2009 have been determined using the average closing price of the Company’s common stock on the ASX on the five days on which the Company’s common stock has traded prior to the approval of grant. The ASX is the only exchange upon which our securities are quoted.

Volatility

We applied volatility having regard to the historical price change of our shares in the form of CDIs available from the ASX.

Time to Expiry

All options granted under our share option plan have a maximum 10 year term and are non-transferable.

Risk free rate

The risk free rate which we applied is equivalent to the yield on an Australian government bond with a time to expiry approximately equal to the expected time to expiry on the options being valued.

Stock option activity during the current period is as follows:

	Number of shares	Weighted average exercise price
		A$
Balance at December 31, 2010	8,539,704	0.93

Granted	3,355,500	1.25
Exercised	(181,999)	0.46
Lapsed	(295,669)	1.33

Balance at December 31, 2011	11,417,536	1.02

At December 31, 2011, the number of options exercisable was 8,011,691 (2010: 5,908,214 and 2009: 5,808,324). At December 31, 2011, total stock compensation expense recognized in income statement was A$2,255,842 (2010: A$1,677,003 and 2009: A$1,078,771).

The following table represents information relating to stock options outstanding under the plans as of December 31, 2011:

	Options Outstanding
Exercise Price	Shares	Weighted average remaining life in years	Options Exercisable Shares
A$
$0.30	1,516,770	2.00	1,516,770
$0.35	443,099	4.00	443,099
$1.18	623,000	5.20	623,000
$1.20	590,000	5.70	590,000
$1.13	—	—	—
$0.89	824,000	6.20	824,000
$0.70	224,667	6.60	224,667
$0.50	81,333	7.10	81,333
Nil	58,334	7.40	58,334
$0.94	1,201,000	7.50	1,201,000
Nil	410,000	7.50	116,663
$1.72	1,568,333	7.90	1,053,345
$1.60	50,000	5.10	33,332
$1.58	383,500	5.90	127,819
Nil	100,000	5.90	33,333
$1.37	355,000	6.20	118,330
$1.38	2,300,000	6.10	966,666
$1.00	86,000	6.70	—
$0.89	502,500	6.90	—
Nil	100,000	6.90	—

	11,417,536		8,011,691

The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from December 31, 2009. We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of 1933, as amended.

Period Ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted Average Exercise Price	Proceeds Received
		A$	A$
2009	138,327	0.60	78,998
2010	1,667,581	0.49	715,296
2011	181,999	0.46	79,504

Total	1,987,907		873,798

As of December 31, 2011, there was A$1,673,079 of unrecognized compensation expense related to unvested share-based compensation arrangements under the Employee Option Plan. This expense is expected to be recognized as follows:

Fiscal Year	A$
2012	1,208,797
2013	412,575
2014	51,707

1,673,079

The aggregate intrinsic value for all options outstanding as at December 31, 2011 was zero.

(b)  Restricted Share Plan

Our Employee Share Plan was adopted by the Board of Directors in 2009. The Employee Share Plan permits our Board to grant shares of our common stock to our employees and directors. The number of shares able to be granted is limited to the amount permitted to be granted at law, the ASX Listing Rules and by the limits on our authorized share capital in our certificate of incorporation. All our employees are eligible for shares under the Employee Plan. The Company currently proposes to continue to issue A$1,000 worth of restricted shares of common stock to employees of the Company on a recurring basis, but no more frequently than annually. The restricted shares have the same terms of issue as our existing shares of common stock but are not able to be traded until the earlier of three years from the date on which the shares are issued or the date the relevant employee ceases to be an employee of the Company or any of its associated group of companies.

The table below sets forth the restricted shares issued by the Company:

	Number of Restricted Shares Issued	Market Value of Restricted Shares Issued
November, 2009	40,670	A$	69,952
May, 2010	581	A$	999
November, 2010	47,400	A$	74,892
November, 2011	86,471	A$	76,959

Restricted stock awards activity during the current period is as follows:

	Number of shares	Weighted average issue price
		A$
Balance at December 31, 2010	82,841	1.64

Granted	86,471	0.89
Release of restricted shares	(11,549)	1.64

Balance at December 31, 2011	157,763	1.23

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(6) Related	Party Transactions

Details of related party transactions material to the operations of the Group other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business, are set out below:

In September 2011, we entered into a license agreement with SpeeDx Pty Ltd (“SpeeDx”) pursuant to which SpeeDx granted us a license in the field of molecular diagnostics. Under the agreement we make milestone payments totaling A$500,000 if certain specified targets are achieved and payments ranging from 5% to 15% of our sales and licensing revenues to SpeeDx. Messrs Denver and Jane are directors of the Company and SpeeDx Pty Ltd. Certain of our substantial shareholders also hold substantial shareholdings in SpeeDx. CM Capital Pty Ltd, which holds approximately 11% of our shares and of which Mr Jane is a director, holds approximately 34% of the issued shares in SpeeDx. PFM Cornerstone Limited, which holds approximately 8% of our shares and of which Messrs Denver and Hanley and Dr Adam are directors, holds approximately 34% of the issued shares in SpeeDx. Johnson & Johnson Development Corporation has a beneficial interest in approximately 9% of our shares. An affiliate of Johnson & Johnson, Johnson and Johnson Research Pty Ltd owns approximately 13% of issued shares in SpeeDx.

Based on the latest Amendment to Schedule 13G filed on January 25, 2012, Johnson and Johnson Development Corporation (a venture capital wholly owned subsidiary of Johnson & Johnson) beneficially held 14,915,400 shares in the Company as at December 31, 2011 which represents approximately 9.4% of the Company’s shares.

The following transactions occurred with LifeScan:

	As of December, 31
	2011	2010	2009
	A$	A$	A$
Current Receivables — Owing by LifeScan
Sale of goods	1,999,764	3,588,798
Sale of services	2,890,019	—

	4,889,783	3,588,798

Current Liabilities — Owing to LifeScan
Purchase of goods	786,708	—

Revenue from LifeScan
Revenue from products	12,063,582	11,760,009	132,733
Revenue from services	2,632,870	6,420,027	2,850,071
Research and develoment income	—	—	1,337,125
Milestone payment	—	—	17,722,641

	14,696,452	18,180,036	22,042,570

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
(7) Financial	Instruments

Financial Assets

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Financial assets:
Cash and cash equivalents	15,089,209	23,271,766	31,291,011
Accounts receivables	4,889,783	3,588,798	415,397
Financial instruments	83,339	—	—

Total financial assets	20,062,331	26,860,564	31,706,408

Debt:
Short and long term debt/borrowings	—	—	—
Financial instruments	—	—	47,412

Total debt	—	—	47,412

Net financial assets	20,062,331	26,860,564	31,658,996

The carrying value of the cash and cash equivalents and the accounts receivables approximates fair value because of their short-term nature.

We regularly review all our financial assets for impairment. There were no impairments recognized in 2011, 2010 and 2009.

Derivative Instruments and Hedging Activities

In determining fair value, we utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as consider our own and counterparty credit risk. At December 31, 2011 and 2010 we did not have any assets or liabilities that utilize Level 3 inputs. The valuation of our foreign exchange derivatives are based on the market approach using observable market inputs, such as forward rates and incorporate non-performance risk (the credit standing of the counterparty when the derivative is in a net asset position, and the credit standing of the Company when the derivative is in a net liability position). Our derivative assets are categorized as Level 2.

At December 31, 2011 (2010: nil) we had outstanding contracts with a notional amount of US$4.0 million. The fair value of these contracts at December 31, 2011 (2010: nil) was an asset of A$83,339 recorded as ‘Financial Instruments’ in consolidated balance sheet. As of December 31, 2011, substantially all of the derivative gain recognized in accumulated other comprehensive income (AOCI) will be recognized in earnings within the next 12 months. No amount of ineffectiveness was recorded in earnings for these designated cash flow hedges for the year ended December 31, 2011 (2010: nil). For further details, see Notes to Consolidated Financial Statements — Note 2. Summary of Significant Accounting Policies.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(8) Property,	Plant and Equipment

	As of December, 31
	2011	2010
	A$	A$
Plant and equipment	18,893,890	15,110,554
Leasehold improvements	8,722,639	8,810,036
Capital work in process	5,534,498	8,792,690

	33,151,027	32,713,280
Accumulated depreciation	(12,855,847)	(9,586,365)

Property, plant & equipment, net	20,295,180	23,126,915

Capital work in process relates to assets under construction and comprises primarily of specialized manufacturing equipment. Legal right to the assets under construction rests with the Company. The amounts capitalized for capital work in process represents the percentage of expenditure that has been completed, and once the assets are placed into service the Company begins depreciating the respective assets. The accumulated amortisation of capitalised leasehold improvements for the fiscal years ended December 31, 2011, 2010 and 2009 was A$5,376,432, A$4,090,724 and A$2,770,434, respectively.

The Company receives Victorian government grants under certain research agreements to purchase plant and equipment. Plant and equipment is presented net of the government grant of A$680,221 for the year ended December 31, 2011 (2010: A$449,875). The grants are recognized against the acquisition costs of the related plant and equipment as and when the related assets are purchased. Grants received in advance of the relevant expenditure are treated as deferred income and included in Current Liabilities on the balance sheet as the Company does not control the monies until the relevant expenditure has been incurred. Grants due to the Company under research agreements are recorded as Currents Assets on the consolidated balance sheets.

Depreciation expense was A$3,298,541, A$2,990,858 and A$2,851,285 for the fiscal years ended December 31, 2011, 2010 and 2009, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses
(9) Accrued	Expenses

Accrued expenses consist of the following:

	As of December, 31
	2011	2010
	A$	A$
Legal, tax and accounting fees	511,121	591,184
Salary and related costs	706,053	587,695
Research and development materials	35,050	120,000
Production materials	786,708	657,142
Other	22,596	143,456

	2,061,528	2,099,477

Stockholders' Equity - Common Stock	12 Months Ended
Dec. 31, 2011
Stockholders' Equity - Common Stock [Abstract]
Stockholders' Equity - Common Stock
(10) Stockholders’	Equity — Common Stock

Holders of common stock are generally entitled to one vote per share held on all matters submitted to a vote of the holders of common stock. At any meeting of the shareholders, the presence, in person or by proxy, of the majority of the outstanding stock entitled to vote shall constitute a quorum. Except where a greater percentage is required by the Company’s Amended and Restated Certificate of Incorporation or By-laws, the affirmative vote of the holders of a majority of the shares of common stock then represented at the meeting and entitled to vote at the meeting shall be sufficient to pass a resolution. Holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and the common stock does not have pre-emptive rights.

Trading in our shares of common stock on ASX is undertaken using CHESS Depositary Interests (“CDIs”). Each CDI represents beneficial ownership in one underlying share. Legal title to the shares underlying CDIs is held by CHESS Depositary Nominees Pty Ltd (“CDN”), a wholly owned subsidiary of ASX.

Holders of CDIs have the same economic benefits of holding the shares, such as dividends (if any), bonus issues or rights issues as though they were holders of the legal title. Holders of CDIs are not permitted to vote but are entitled to direct CDN how to vote. Subject to Delaware General Corporation Law, dividends may be declared by the Board and holders of common stock may be entitled to participate in such dividends from time to time.

Retirement Benefits	12 Months Ended
Dec. 31, 2011
Retirement Benefits [Abstract]
Retirement Benefits
(11) Retirement	Benefits

Universal Biosensors Pty Ltd contributes to standard defined contributions superannuation funds on behalf of all employees at an amount up to nine per cent of employee salary. The Company permits employees to choose the superannuation fund into which the contributions are paid, provided the fund is appropriately registered.

Universal Biosensors Pty Ltd contributed A$806,158, A$714,123 and A$698,919 for the fiscal years ended December 31, 2011, 2010 and 2009, respectively.

Net Profit/(Loss) per Share	12 Months Ended
Dec. 31, 2011
Net Profit/(Loss) per Share [Abstract]
Net Profit/(Loss) per Share
(12) Net	Profit/(Loss) per Share

Basic net profit/(loss) per ordinary share was computed by dividing the net profit/(loss) applicable to common stock by the weighted-average number of common stock outstanding during the period. Options granted to employees under the Universal Biosensors Employee Option Plan are considered to be potential ordinary shares for the purpose of calculating diluted net profit/(loss) per share. However, all these were not included in the calculation of diluted net profit/(loss) per share in the year when the Group made a net loss as the effect of including them is anti-dilutive.

	Years Ended December 31,
	2011	2010	2009
Weighted average shares used as denominator in calculating:
Basic net profit/(loss) per share	159,017,777	157,584,044	157,013,578

Diluted net profit/(loss) per share	159,017,777	157,584,044	161,354,802

Guarantees and Indemnifications	12 Months Ended
Dec. 31, 2011
Guarantees and Indemnifications [Abstract]
Guarantees and Indemnifications
(13)	Guarantees and Indemnifications

The certificate of incorporation and amended and restated by-laws of the Company provide that the Company will indemnify officers and directors and former officers and directors in certain circumstances, including for expenses, judgments, fines and settlement amounts incurred by them in connection with their services as an officer or director of the Company or its subsidiaries, provided that such person acted in good faith and in a manner such person reasonably believed to be in the best interests of the Company.

In addition to the indemnities provided in the certificate of incorporation and amended and restated by-laws, the Company has entered into indemnification agreements with certain of its officers and each of its directors. Subject to the relevant limitations imposed by applicable law, the indemnification agreements, among other things:

•

indemnify the relevant officers and directors for certain expenses, judgments, fines and settlement amounts incurred by them in connection with their services as an officer or director of the Company or its subsidiaries; and

•

require the Company to make a good faith determination whether or not it is practicable to maintain liability insurance for officers and directors or to ensure the Company’s performance of its indemnification obligations under the agreements.

The Company maintains directors’ and officers’ liability insurance providing for the indemnification of our directors and certain of our officers against certain liabilities incurred as a director or officer, including costs and expenses associated in defending legal proceedings. In accordance with the terms of the insurance policy and commercial practice, the amount of the premium is not disclosed.

No liability has arisen under these indemnities as at December 31, 2011.

Segments	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments
(14) Segments

The Company operates in one segment. The principal activities of the Company are research and development, commercial manufacture of approved medical or testing devices and the provision of services including contract research work.

The Company operates predominantly in one geographical area, being Australia.

Deed of Cross Guarantee	12 Months Ended
Dec. 31, 2011
Deed of Cross Guarantee [Abstract]
Deed of Cross Guarantee
(15) Deed	of Cross Guarantee

Universal Biosensors, Inc. and its wholly owned subsidiary, Universal Biosensors Pty Ltd, are parties to a deed of cross guarantee under which each company guarantees the debts of the other. By entering into the deed, the wholly-owned entity has been relieved from the requirements to prepare a financial report and directors’ report under Class Order 98/1418 (as amended) issued by the Australian Securities and Investments Commission.

The above companies represent a “Closed Group” for the purposes of the Class Order, and as there are no other parties to the Deed of Cross Guarantee that are controlled by Universal Biosensors, Inc., they also represent the “Extended Closed Group”.

The consolidated financial statements presented within this report comprise that of Universal Biosensors, Inc. and its wholly owned subsidiary, Universal Biosensors Pty Ltd. These two entities also represent the “Closed Group” and the “Extended Closed Group”.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Universal Biosensors, Inc.

Schedule ii — Valuation and Qualifying Accounts

(for the years ended December 31, 2009, 2010 and 2011)

		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at end of Period
	A$	A$	A$	A$	A$
Year ended December 31, 2009
Deferred income tax valuation allowance	10,601,120	2,998,487	—	(1,899,796)	11,699,811
Year ended December 31, 2010
Deferred income tax valuation allowance	11,699,811	1,896,668	372,305	—	13,968,784
Year ended December 31, 2011
Deferred income tax valuation allowance	13,968,784	4,357,503	30,161	—	18,356,448